As filed with the Securities and Exchange Commission on July 17, 2025
1933 Act Registration No. 333-277600

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-14
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ☐                 Post-Effective Amendment No.  1

(Check appropriate box or boxes)
NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Name and Address of Agent for Service)
With copies to:
Stacy L. Fuller, Esq.
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
(Names and Addresses of Agents for Service of Process)

For the new shares of Neuberger Berman Short Duration Income ETF, a series of Neuberger Berman ETF Trust, the date of the public offering was June 21, 2024. The public offering of the Registrant’s shares is ongoing.

Title of Securities being registered: Shares of beneficial interest, no par value per share, of Neuberger Berman Short Duration Income ETF.

No filing fee is due because of Registrant’s reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

NEUBERGER BERMAN ETF TRUST
FORM N-14
CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

     This Registration Statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement on Form N-14
Part C – Other Information
Signature Page
Exhibits

The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant's Registration Statement on Form N-14, filed March 1, 2024, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Combined Prospectus and Information Statement, dated April 2, 2024, filed with the Securities and Exchange Commission under Rule 497 on April 2, 2024, File No. 333-277600.

PART C
OTHER INFORMATION

Item 15.          Indemnification.

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever.  Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (“Action”) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof.  Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant.  In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.
Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.
The Management Agreement between NBIA and the Registrant will provide that neither NBIA nor any director, officer or employee of NBIA performing services for the series of the Registrant at the direction or request of NBIA in connection with NBIA’s discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NBIA against any liability to the Registrant or any series thereof or their interest holders to which NBIA would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NBIA’s reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NBIA who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with Registrant.
The Administration Agreement between the Registrant and NBIA on behalf of each series of the Registrant will provide that the Registrant will indemnify NBIA and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by NBIA that result from:  (i) any claim, action, suit or proceeding in connection with NBIA’s entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NBIA in the performance of its obligations under the Agreement with  respect  to such  series;  or (iii) any action of NBIA upon instructions  believed  in good  faith  by it to have  been  executed  by a duly authorized  officer or  representative of the Registrant with respect to such series; provided, that NBIA shall not be entitled to such  indemnification in respect of actions or omissions constituting  negligence or misconduct on the part of NBIA or that of its  employees,  agents  or  contractors.  Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NBIA shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NBIA. The Administration Agreement will also provide that NBIA will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by the Registrant that result from:  (i) NBIA’s failure to comply with the terms of the Agreement; or (ii) NBIA’s lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NBIA, or its employees, agents or contractors in connection with the Agreement.  The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NBIA, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NBIA, any affiliated person of NBIA, or any affiliated person of an affiliated person of NBIA.

The Distribution Agreement between the Registrant and NBBD will provide that NBBD shall look only to the assets of a Series for the Registrant’s performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers Insurance.
Item 16.  Exhibits.
Exhibit Number	Description

(1)	(a)	Certificate of Trust. Incorporated by Reference to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 9, 2021).

	(b)	Trust Instrument. Incorporated by Reference to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 9, 2021).

(c)
Amended Trust Instrument Schedule A - Listing the Current Series of Neuberger Berman ETF Trust. Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed April 17, 2025).

(2)		By-Laws. Incorporated by Reference to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 9, 2021).

(3)		Voting Trust Agreement. Not Applicable.

(4)		Plan of Reorganization and Termination. Incorporated by Reference to Registrant’s Registration Statement on Form N-14, File No. 333-277600. (Filed March 1, 2024).

(5)	(a)	Amended and Restated Trust Instrument, Articles IV, V, and VI. Incorporated by Reference to Item (1)(b) above.

	(b)	By-Laws, Amended and Restated, Articles V, VI, and VIII. Incorporated by Reference to Item (2) above.

(6)	(a)	(i)
Management Agreement Between Registrant and Neuberger Berman Investment Advisers LLC (“NBIA”). Incorporated by Reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 14, 2022).

(ii)
Management Agreement schedules listing the current series of the Registrant subject to the Management Agreement included in Item (6)(a)(i) above. Incorporated by Reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 4, 2024).

(b)	(i)	Management Agreement Between Registrant and NBIA. Incorporated by Reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 14, 2022).

(ii)
Amended Management Agreement Schedules listing the current series of the Registrant subject to the Management Agreement included in Item (6)(b)(i) above. Incorporated by Reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed June 18, 2025).

(c)
Management Agreement Between NBIA and the wholly owned subsidiary of Neuberger Berman Commodity Strategy ETF. Incorporated by Reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 14, 2022).

(d)
Sub-Advisory Agreement Between NBIA and Neuberger Berman Europe Limited (“NBEL”) with respect to Neuberger Berman Emerging Marekts Debt Hard Currency ETF. Incorporated by Reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed June 18, 2025).

(7)	(a)
Distribution Agreement Between Registrant and Neuberger Berman BD LLC (“NBBD”). Incorporated by Reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 14, 2022).

(b)
Schedule A to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed June 18, 2025).

(8)		Bonus or Profit Sharing Contracts. None.

(9)
Custodian Contract Between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed March 30, 2022).

(10)		(i)
Plan Pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 14, 2022).

(ii)
Schedule A to the Plan Pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed April 30, 2025).

(11)		Opinion and Consent of Counsel. Incorporated by Reference to Registrant’s Registration Statement on Form N-14, File No. 333-277600. (Filed March 1, 2024).

(12)		Opinion of Counsel Supporting Tax Matters. (Filed herewith).

(13)	(a)
Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 14, 2022).

	(b)	(i)
Management Fee Waiver Agreement with respect to Neuberger Berman Disrupters ETF and Neuberger Berman Next Generation Connected Consumer ETF. Incorporated by Reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 13, 2024).

(ii)
Management Fee Waiver Agreement with respect to Neuberger Berman Flexible Credit Income ETF. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed February 26, 2025).

(iii)
Management Fee Waiver Agreement with respect to Neuberger Berman Core Equity ETF. Incorporated by Reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 13, 2024).

(iv)
Management Fee Waiver Agreement with respect to Neuberger Berman Japan Equity ETF. Incorporated by Reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 13, 2024).

(v)
Management Fee Waiver Agreement with respect to Neuberger Berman Growth ETF. Incorporated by Reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 4, 2024).

(vi)
Management Fee Waiver Agreement with respect to Neuberger Berman Small Value ETF. Incorporated by Reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed April 30, 2025).

(vii)
Management Fee Waiver Agreement with respect to Neuberger Berman Quality Select ETF. Incorporated by Reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed April 30, 2025).

	(c)	(i)
Expense Limitation Agreement with respect to Neuberger Berman Commodity Strategy ETF. Incorporated by Reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 13, 2024).

(ii)
Expense Limitation Agreement with respect to Neuberger Berman China Equity ETF, Neuberger Berman Option Strategy ETF, and Neuberger Berman Small-Mid-Cap ETF. Incorporated by Reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 13, 2024).

(iii)
Expense Limitation Agreement with respect to Neuberger Berman Energy Transition & Infrastructure ETF, Neuberger Berman Short Duration Income ETF, and Neuberger Berman Total Return Bond ETF. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed February 26, 2025).

(iv)
Expense Limitation Agreement with respect to Neuberger Berman Flexible Credit Income ETF. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed February 26, 2025).

(v)
Expense Limitation Agreement with respect to Neuberger Berman Core Equity ETF. Incorporated by Reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 13, 2024).

(vi)
Expense Limitation Agreement with respect to Neuberger Berman Japan Equity ETF. Incorporated by Reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 13, 2024).

(vii)
Expense Limitation Agreement with respect to Neuberger Berman Growth ETF. Incorporated by Reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 4, 2024).

(viii)
Expense Limitation Agreement with respect to Neuberger Berman Small Value ETF. Incorporated by Reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed April 30, 2025).

(ix)
Expense Limitation Agreement with respect to Neuberger Berman Quality Select ETF. Incorporated by Reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed April 30, 2025).

(x)
Expense Limitation Agreement with respect to Neuberger Berman Emerging Markets Debt Hard Currency ETF. Incorporated by Reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed June 18, 2025).

(d)
Form of Authorized Participant Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed March 30, 2022).

	(e)	(i)
Administration Agreement Between Registrant and NBIA. Incorporated by Reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 14, 2022).

(ii)
Administration Agreement Schedules listing the current series of the Registrant Subject to the Administration Agreement included in Item (13)(e)(i) above. Incorporated by Reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed June 18, 2025).

(iii)
Administration Agreement Between NBIA and the wholly owned subsidiary of Neuberger Berman Commodity Strategy ETF. Incorporated by Reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761 (Filed December 14, 2022).

(14)		Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm. Incorporated by Reference to Registrant’s Registration Statement on Form N-14, File No. 333-277600. (Filed March 1, 2024).

(15)		Financial Statements Omitted from Prospectus. None.

(16)		Power of Attorney. Incorporated by Reference to Registrant’s Registration Statement on Form N-14, File No. 333-277600. (Filed March 1, 2024).

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), the Registrant, Neuberger Berman ETF Trust, has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed by the undersigned, thereto duly authorized, in the City and State of New York on the 17th  day of July 2025.

NEUBERGER BERMAN ETF TRUST

By:	/s/ Joseph V. Amato
Name:	Joseph V. Amato
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Joseph V. Amato	President, Chief Executive Officer and Trustee	July 17, 2025
Joseph V. Amato
/s/John M. McGovern	Treasurer and Principal Financial and Accounting Officer	July 17, 2025
John M. McGovern
/s/ Michael J. Cosgrove	Trustee	July 17, 2025
Michael J. Cosgrove*
/s/ Marc Gary	Trustee	July 17, 2025
Marc Gary*
/s/ Martha C. Goss	Trustee	July 17, 2025
Martha C. Goss*
/s/Ami Kaplan	Trustee	July 17, 2025
Ami Kaplan*
/s/ Michael M. Knetter	Trustee	July 17, 2025
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	July 17, 2025
Deborah C. McLean*
Trustee
Paul M. Nakasone
/s/ Tom D. Seip	Chairman of the Board and Trustee	July 17, 2025
Tom D. Seip*
/s/Franklyn E. Smith	Trustee	July 17, 2025
Franklyn E. Smith*

*Signatures affixed by Franklin H. Na on July 17, 2025, pursuant to a power of attorney filed to Registrant’s Registration Statement on Form N-14 on March 1, 2024 (File No. 333-277600).

Exhibit List

Item	Exhibit

(12)	Opinion and Consent of Counsel Supporting Tax Matters.